Acquisitions of Sagtec Group SDN. BHD.	6 Months Ended
Jun. 30, 2025
Acquisitions of Sagtec Group SDN. BHD. [Abstract]
ACQUISITIONS OF SAGTEC GROUP SDN. BHD.
6	ACQUISITIONS OF SAGTEC GROUP SDN. BHD.

On January 1, 2024, the Company completed the acquisition of Sagtec Group Sdn. Bhd. (Sagtec Group), a company located in Malaysia that provides Food and beverage SAAS services. The acquisition was made pursuant to a share purchase agreement dated January 1, 2024, between the Company, and Kevin Ng Chen Lok and other individual non-controlling shareholders, collectively the 98.04% shareholders of Sagtec Group. The acquisition purchase price totaled US$100 (RM 457) in initial cash consideration.

As part of the restructuring of the Company, the acquisition of entities, business or assets under common control are accounted for in accordance with merger accounting. The difference between the consideration paid and the share capital of the acquired entity is reflected within equity as a merger reserve. The Company accounted the transaction as followings:

	RM	Convenience Translation USD
Cash consideration	457	100
Book value of 98.04% of Share Capital of Sagtec Group Sdn. Bhd.	(1,017,702)	(241,571)
Bargain purchase accounted as merger reserve in equity	1,017,245	241,471